Share-Based Payments (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ 1,393	€ 3,509	€ (841)
N 2020 Earn Out [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense			(1,400)
RSUs [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	464	526	228
Incentive Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	5	21	331
Options [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	1,956	2,962
Forfeiture Of Options Reversal Of Expense [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ (1,032)